Financial instruments (Detail 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	R$ 170,897	R$ 131,260	R$ 117,553
Trade receivables	244,375	416,103
Current trade receivables	222,501	390,575
Non-current trade receivables	21,874	25,528
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Chargeback	156,718	93,829
Accounts receivable from equipment rental	134,252	111,535
Accounts receivable from subscription services	65,968	248,322
Services rendered	22,914	46,991
Receivables from registry operation	10,815	13,643
Cash in transit	310	12,620
Other trade accounts receivable	24,295	20,423
Allowance for expected credit losses	R$ (170,897)	R$ (131,260)